Consolidated Balance Sheets (Parentheticals) - $ / shares		Dec. 31, 2023	Dec. 31, 2022
Class A Ordinary Share
Ordinary Share par value (in Dollars per share)	[1]	$ 0.001	$ 0.001
Ordinary Share authorized	[1]	450,000,000	450,000,000
Ordinary Share issued	[1]	2,054,943	2,053,143
Ordinary Share outstanding	[1]	2,054,943	2,053,143
Class B Ordinary Share
Ordinary Share par value (in Dollars per share)	[1]	$ 0.001	$ 0.001
Ordinary Share authorized	[1]	50,000,000	50,000,000
Ordinary Share issued	[1]	549,772	549,772
Ordinary Share outstanding	[1]	549,772	549,772

[1]	Retrospectively restated for the effect of share consolidation (see Note 17)